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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2011

         CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: This Amendment:
      (Check only one:): [ ] is a restatement [ ] adds new holdings entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Robert Thomas                     Tulsa, OK             November 8, 2011
----------------------------    --------------------    ----------------------
[Signature]                        [City, State]                [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           7
Form 13F Information Table Value Total: $   749,119
                                        -----------
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE
                            AS OF SEPTEMBER 30, 2011

COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7           COLUMN 8
---------------------  --------  ---------  ---------   ---------------------   ----------  --------  --------------------------
                                                                                                           VOTING AUTHORITY
                       TITLE OF              VALUE X     SHRS OR    SH/  PUT/   INVESTMENT   OTHER    --------------------------
NAME OF ISSUER          CLASS      CUSIP      $1000      PRN AMT    PRN  CALL   DISCRETION  MANAGERS     SOLE      SHARED   NONE
---------------------  --------  ---------  ---------   ---------   ---  ----   ----------  --------  ----------   ------   ----
BOK Financial           Common   05561Q201    223,925   4,775,534    SH             Sole               4,775,534
Unit Corporation        Common   909218109    206,390   5,590,193    SH             Sole               5,590,193
Anadarko Petroleum      Common   032511107    164,119   2,603,000    SH             Sole               2,603,000
Petroleo Brasileiros    Common   71654V408     81,841   3,645,500    SH             Sole               3,645,500
Sandridge               Common   80007P907     37,085   6,670,000    SH  Call       Sole               6,670,000
Apache                  Common   037411105     32,497     405,000    SH             Sole                 405,000
Shaw Group              Common   820280105      3,261     150,000    SH             Sole                 150,000